CONSOLIDATED STATEMENTS OF INCOME (LOSS) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
Revenue	¥ 243,218	¥ 224,727	¥ 212,000
Cost of revenue	2,097	2,516	25,146
Gross profit	241,121	222,211	186,854
Operating expenses:
Selling, general and administrative expenses	188,528	312,053	214,608
Income (loss) from operations	52,593	(89,842)	(27,754)
Other income (expenses):
Other income (loss), net	(421)	541	5,971
Interest expenses	(3,598)	(2,984)	(3,424)
Foreign currency loss, net	(7,271)	(4,795)	(591)
Total other income (expenses), net	(11,290)	(7,238)	1,956
Income (loss) before income taxes	41,303	(97,080)	(25,798)
Net income (loss)	¥ 41,303	¥ (97,080)	¥ (25,798)
Net income (loss) per share attributable to common shareholders, basic	¥ 2.06	¥ (4.85)	¥ (1.29)
Weighted-average shares outstanding used to compute net income (loss) per share, basic	20,004,000	20,004,000	20,004,000
Net income (loss) per share attributable to common shareholders, dilutive	¥ 1.95	¥ (4.85)	¥ (1.29)
Weighted-average shares outstanding used to compute net income (loss) per share, dilutive	21,222,348	20,004,000	20,004,000